Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 2,419,667	$ 888,704	$ 376,421
Prepaid expenses - related party			250,833
Prepaid expenses	133,848	82,135	28,520
Other current assets	117,409	34,612	39,368
Total Current Assets	2,670,924	1,005,451	695,142
Property and equipment, net	315,777	63,265	91,386
Intangible assets, net	862,753	1,002,043	1,430,238
Total Assets	3,849,454	2,070,759	2,216,766
LIABILITIES
Accounts payable and accrued liabilities	693,646	518,086	481,395
Management and directors' fees payable	240,978	222,294	213,515
Derivative liability	6,446,068		52,860
Deferred grant income	199,862	216,894
Total Current Liabilities	7,580,554	957,274	747,770
Grant repayable	367,112	432,811	635,201
Total Liabilities	7,947,666	1,390,085	1,382,971
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred Stock Authorized: 1,000,000 shares of preferred stock, at $0.001 par value Issued and outstanding: Nil shares and Nil shares, respectively
Common Stock Authorized: 100,000,000 shares of common stock, at $0.001 par value Issued and outstanding: 14,308,960 shares and 11,679,757 shares, respectively	14,309	11,680	10,192
Additional paid-in capital	14,548,494	12,024,711	8,443,512
Accumulated other comprehensive loss	(93,526)	(59,795)	(34,276)
Accumulated Deficit	(18,567,489)	(11,295,922)	(7,585,633)
Total Stockholders' (Deficit) Equity	(4,098,212)	680,674	833,795
Total Liabilities and Stockholders' (Deficit) Equity	$ 3,849,454	$ 2,070,759	$ 2,216,766